Property and Equipment (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Cost		$ 143,215	$ 136,770
Accumulated Depreciation		79,950	45,384
Net Carrying Value	315,777	63,265	91,386
Laboratory Equipment [Member]
Cost		67,272	63,866
Accumulated Depreciation		26,636	13,430
Net Carrying Value		40,635	50,436
Computer Hardware [Member]
Cost		56,672	54,404
Accumulated Depreciation		45,437	28,093
Net Carrying Value		11,235	26,311
Office Furniture and Equipment [Member]
Cost		19,271	18,500
Accumulated Depreciation		7,877	3,861
Net Carrying Value		$ 11,395	$ 14,639